UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  12/31/03



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  03/04/04

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   49

                                        -------


Form 13F Information Table Value Total:  $115,750
                                                              --------
 (thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105    26383   310283 SH       SOLE                   310283
ADOBE SYSTEMS                  COM              00724F101     1873    47925 SH       SOLE                    47925
AMAZON COM INC COM             COM              023135106     1520    28885 SH       SOLE                    28885
AMERICAN EXPRESS CO COM        COM              025816109     1741    36100 SH       SOLE                    36100
AMERICAN INTL GROUP COM        COM              026874107     2084    31435 SH       SOLE                    31435
AMGEN INC COM                  COM              031162100     2343    37915 SH       SOLE                    37915
ATS MED INC COM                COM              002083103      202    50000 SH       SOLE                    50000
AUTOZONE INC COM               COM              053332102     1846    21665 SH       SOLE                    21665
BANK NEW YORK INC COM          COM              064057102      265     8000 SH       SOLE                     8000
CBL & ASSOC PPTYS INC          COM              124830100      260     4600 SH       SOLE                     4600
CISCO SYS INC COM              COM              17275R102     8954   369547 SH       SOLE                   369547
CITIGROUP INC COM              COM              172967101     4097    84400 SH       SOLE                    84400
COCA COLA CO COM               COM              191216100      444     8750 SH       SOLE                     8750
DELL COMPUTER CORP COM         COM              247025109     1625    47825 SH       SOLE                    47825
DIEBOLD, INC.                  COM              253651103      253     4698 SH       SOLE                     4698
DNA PRINT GENOMICS INC         COM              23324q103        2    30000 SH       SOLE                    30000
EBAY INC COM                   COM              278642103     1513    23420 SH       SOLE                    23420
EXXON MOBIL CORP.              COM              30231G102      605    14760 SH       SOLE                    14760
FEDERAL NATL MTG ASSN COM      COM              313586109     1904    25360 SH       SOLE                    25360
FUEL CELL ENERGY INC.          COM              35952H106      720    55325 SH       SOLE                    55325
GENENTECH INC                  COM              368710406     2350    25120 SH       SOLE                    25120
GENERAL ELEC CO COM            COM              369604103     1682    54306 SH       SOLE                    54306
HOME DEPOT INC COM             COM              437076102     1254    35340 SH       SOLE                    35340
INTEL CORP COM                 COM              458140100     6280   195940 SH       SOLE                   195940
INTERACTIVE CORP               COM                            1514    44620 SH       SOLE                    44620
INVITROGEN CORP COM            COM              46185R100     1776    25410 SH       SOLE                    25410
J P MORGAN CHASE & CO.         COM              46625H100      260     7070 SH       SOLE                     7070
JOHNSON & JOHNSON COM          COM              478160104     2091    40475 SH       SOLE                    40475
KEYCORP NEW COM                COM              493267108      352    12000 SH       SOLE                    12000
MEDIABAY INC                   COM                              15    14000 SH       SOLE                    14000
MEDTRONIC INC COM              COM              585055106     2793    57450 SH       SOLE                    57450
MICROSOFT CORP COM             COM              594918104     7571   276630 SH       SOLE                   276630
NETWORK APPLIANCE              COM              64120L104      830    40620 SH       SOLE                    40620
OPENWAVE COMMUNICATIONS        COM              683718100      232    21078 SH       SOLE                    21078
PFIZER INC COM                 COM              717081103     3045    86177 SH       SOLE                    86177
PNC BANK CORP.                 COM              693475105      547    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      782     7826 SH       SOLE                     7826
QUALCOMM INC COM               COM              747525103     3302    61220 SH       SOLE                    61220
RESEARCH IN MOTION LTD         COM                            2635    39435 SH       SOLE                    39435
SCHWAB CHARLES CP NEW COM      COM              808513105      737    62272 SH       SOLE                    62272
SLM                            COM              90390U102     1193    31655 SH       SOLE                    31655
ST JUDE MED INC COM            COM              790849103     2457    40056 SH       SOLE                    40056
SYMANTEC CORP COM              COM              871503108     3062    88740 SH       SOLE                    88740
TARGET CORP.                   COM              87612E106     1200    31250 SH       SOLE                    31250
TEXAS INSTRUMENTS              COM              882508104     2205    75050 SH       SOLE                    75050
VERIZON COMMUNICAITONS         COM              92343v104      509    14519 SH       SOLE                    14519
WAL MART STORES INC COM        COM              931142103     3009    56714 SH       SOLE                    56714
ZIMMER HLDGS INC COM           COM              98956P102     2932    41645 SH       SOLE                    41645
NEW YORK STATE MUNI BOND FUND                   779571108      500 43657.616SH       SOLE                43657.616